Note 17 Goodwill, breakdown by CGU and changes of the year (Details) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at beginning of period	€ 715	€ 700
Additional recognition, goodwill	0	0
Increase (decrease) through net exchange differences, goodwill	51	15
Impairment loss recognised in profit or loss, goodwill	0	0
Increase (decrease) through transfers and other changes, intangible assets and goodwill	0	0
Goodwill at end of period	767	715
MEXICO
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at beginning of period	553	541
Additional recognition, goodwill	0	0
Increase (decrease) through net exchange differences, goodwill	34	11
Impairment loss recognised in profit or loss, goodwill	0	0
Increase (decrease) through transfers and other changes, intangible assets and goodwill	0	0
Goodwill at end of period	586	553
COLOMBIA
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at beginning of period	137	132
Additional recognition, goodwill	0	0
Increase (decrease) through net exchange differences, goodwill	17	5
Impairment loss recognised in profit or loss, goodwill	0	0
Increase (decrease) through transfers and other changes, intangible assets and goodwill	0	0
Goodwill at end of period	154	137
CHILE
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at beginning of period	22	23
Additional recognition, goodwill	0	0
Increase (decrease) through net exchange differences, goodwill	0	(1)
Impairment loss recognised in profit or loss, goodwill	0	0
Increase (decrease) through transfers and other changes, intangible assets and goodwill	0	0
Goodwill at end of period	22	22
Other Countries [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at beginning of period	4	4
Additional recognition, goodwill	0	0
Increase (decrease) through net exchange differences, goodwill	0	0
Impairment loss recognised in profit or loss, goodwill	0	0
Increase (decrease) through transfers and other changes, intangible assets and goodwill	0	0
Goodwill at end of period	€ 4	€ 4